Summary of Liquid Assets by Type and Currency (Details) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 597,593	$ 610,345
Securities received as collateral from securities financing and derivative transactions	285,425	274,791
Total liquid assets	$ 883,018	$ 885,136
% of total	100.00%	100.00%
Encumbered liquid assets	$ 292,978	$ 291,466
Unencumbered liquid assets	590,040	593,670
Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	163,798	157,250
Securities received as collateral from securities financing and derivative transactions	126,213	122,112
Total liquid assets	$ 290,011	$ 279,362
% of total	33.00%	32.00%
Encumbered liquid assets	$ 114,390	$ 120,484
Unencumbered liquid assets	175,621	158,878
Canadian Dollar [member] | Cash and central bank reserves [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	36,133	48,965
Total liquid assets	$ 36,133	$ 48,965
% of total	4.00%	6.00%
Encumbered liquid assets	$ 486	$ 628
Unencumbered liquid assets	35,647	48,337
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	18,540	17,133
Securities received as collateral from securities financing and derivative transactions	89,937	88,511
Total liquid assets	$ 108,477	$ 105,644
% of total	12.00%	12.00%
Encumbered liquid assets	$ 58,653	$ 68,175
Unencumbered liquid assets	49,824	37,469
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	39,029	28,650
Securities received as collateral from securities financing and derivative transactions	2	157
Total liquid assets	$ 39,031	$ 28,807
% of total	5.00%	3.00%
Encumbered liquid assets	$ 1,124	$ 1,161
Unencumbered liquid assets	37,907	27,646
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	40,739	38,099
Securities received as collateral from securities financing and derivative transactions	25,229	23,907
Total liquid assets	$ 65,968	$ 62,006
% of total	8.00%	7.00%
Encumbered liquid assets	$ 35,382	$ 33,364
Unencumbered liquid assets	30,586	28,642
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	14,547	11,657
Securities received as collateral from securities financing and derivative transactions	4,953	4,935
Total liquid assets	$ 19,500	$ 16,592
% of total	2.00%	2.00%
Encumbered liquid assets	$ 5,112	$ 3,659
Unencumbered liquid assets	14,388	12,933
Canadian Dollar [member] | Equities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	14,810	12,746
Securities received as collateral from securities financing and derivative transactions	6,092	4,602
Total liquid assets	$ 20,902	$ 17,348
% of total	2.00%	2.00%
Encumbered liquid assets	$ 13,633	$ 13,497
Unencumbered liquid assets	7,269	3,851
Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	433,795	453,095
Securities received as collateral from securities financing and derivative transactions	159,212	152,679
Total liquid assets	$ 593,007	$ 605,774
% of total	67.00%	68.00%
Encumbered liquid assets	$ 178,588	$ 170,982
Unencumbered liquid assets	414,419	434,792
Other than Canadian dollar [member] | Cash and central bank reserves [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	65,618	84,777
Total liquid assets	$ 65,618	$ 84,777
% of total	8.00%	10.00%
Encumbered liquid assets	$ 454
Unencumbered liquid assets	65,164	$ 84,777
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	85,727	96,971
Securities received as collateral from securities financing and derivative transactions	6,768	4,620
Total liquid assets	$ 92,495	$ 101,591
% of total	10.00%	11.00%
Encumbered liquid assets	$ 12,994	$ 11,378
Unencumbered liquid assets	79,501	90,213
Other than Canadian dollar [member] | Equities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	42,601	25,665
Securities received as collateral from securities financing and derivative transactions	37,553	32,006
Total liquid assets	$ 80,154	$ 57,671
% of total	9.00%	6.00%
Encumbered liquid assets	$ 45,101	$ 42,347
Unencumbered liquid assets	35,053	15,324
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	87,377	86,611
Securities received as collateral from securities financing and derivative transactions	56,912	54,614
Total liquid assets	$ 144,289	$ 141,225
% of total	16.00%	16.00%
Encumbered liquid assets	$ 50,587	$ 47,518
Unencumbered liquid assets	93,702	93,707
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	86,951	92,793
Securities received as collateral from securities financing and derivative transactions	9,142	7,924
Total liquid assets	$ 96,093	$ 100,717
% of total	11.00%	11.00%
Encumbered liquid assets	$ 21,779	$ 21,660
Unencumbered liquid assets	74,314	79,057
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	65,521	66,278
Securities received as collateral from securities financing and derivative transactions	48,837	53,515
Total liquid assets	$ 114,358	$ 119,793
% of total	13.00%	14.00%
Encumbered liquid assets	$ 47,673	$ 48,079
Unencumbered liquid assets	$ 66,685	$ 71,714